MERITZ INVESTMENT (Tables)	12 Months Ended
Dec. 31, 2025
Meritz Put Option
MERITZ INVESTMENT
Schedule of assumption used for fair value of the put option liabilities using the scenario-weighted average method with binominal model

	Year Ended December 31,
	2025	2024
	US$	US$
Balance at beginning of the year	309,115	—
Issuance of put options	—	130,082
Change in fair values	8,726	299,593
Repurchased and recorded as treasury stock	70,525	—
Transfer to share buyback forward liabilities	—	(120,560)
Settlement of put options	(388,366)	—
Balance at end of the year	—	309,115
Including:
- Current portion	—	309,115
- Non-current portion	—	—